INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Concentration Risk [Line Items]
Percentage	23.00%	29.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage	15.00%	17.00%